Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Consolidated Balance Sheets
Trade accounts receivable allowance for doubtful accounts	$ 353,082	$ 328,893
Preferred stock authorized	7,066,522
Preferred stock issued	3,973,333
Preferred stock outstanding	3,973,333
Common stock authorized	392,465,972
Common stock issued	308,317,517
Common stock outstanding	308,317,517